LONG TERM DEBT (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 19, 2021
Bonus		$ 488,000	$ 621,000	$ 1,094,000
Amount forgiven in prior years		(344,584)	(94,392)
Vacation		42,000	39,000	34,000
Outstanding principal balance			46,000	24,000
Exchange for Series F-2 Preferred Stock			323,000	0
Dr. Cartwright
Salary			337,000			$ 337,000
Bonus			675,000			675,000
Loans to Company			528,000			528,000
Interest on loans			81,000			81,000
Total outstanding prior to exchange			1,621,000
Amount forgiven in prior years			(1,302,000)
Amount exchanged for Series F-2 Preferred Stock			(100,000)
Total interest accrued through December 31, 2021			62,000			45,000
Balance outstanding at September 30, 2022		12,000
Balance outstanding, end of period		293,000	281,000	364,000		281,000
Outstanding principal balance						1,621,000
Amount forgiven			(1,302,000)
Exchange for Series F-2 Preferred Stock	$ 45,829		100,000		$ 41,000
Interest accrued			17,000
Dr. Faupel
Salary			134,000			134,000
Bonus			20,000			20,000
Loans to Company			196,000			196,000
Interest on loans			149,000			149,000
Total outstanding prior to exchange			661,000
Amount forgiven in prior years			(454,000)
Amount exchanged for Series F-2 Preferred Stock			(85,000)
Total interest accrued through December 31, 2021			39,000			29,000
Balance outstanding at September 30, 2022		7,000
Balance outstanding, end of period		$ 168,000	161,000	$ 236,000		161,000
Vacation			95,000			95,000
Interest on compensation			67,000			67,000
Outstanding principal balance						$ 661,000
Amount forgiven			(454,000)
Exchange for Series F-2 Preferred Stock			85,000		$ 5,000
Interest accrued			$ 10,000